SUBSEQUENT EVENTS (Details) (USD $)	0 Months Ended	6 Months Ended	12 Months Ended			1 Months Ended	2 Months Ended	0 Months Ended
	Apr. 18, 2011	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Aug. 01, 2012 Issuance of Equity [Member]	Aug. 27, 2012 Issuance of Equity [Member]	Jan. 03, 2013 Subsequent Event [Member]	Jan. 08, 2013 Subsequent Event [Member]	Jan. 03, 2013 Subsequent Event [Member] Minimum [Member]	Jan. 03, 2013 Subsequent Event [Member] Maximum [Member]	Jan. 03, 2013 Subsequent Event [Member] Nonqualified Stock Option [Member]	Jan. 03, 2013 Subsequent Event [Member] Employee Stock Option [Member]	Jan. 03, 2013 Subsequent Event [Member] Incentive Stock Options [Member]	Jan. 03, 2013 Subsequent Event [Member] Restricted Stock [Member]
Subsequent Event [Line Items]
Options granted						50,000	60,871					525,927		74,073	400,000
Number of options modified							30,435
Option exercise price						$ 4.72	$ 5.8	$ 4.05
Liability for salary continuance								$ 21,563
CEO salary		261,000	147,000	241,000	152,000			450,000
Minimum reduction in salary								90.00%
Service period								2 years
Amount of bonus								275,000
Vesting period								3 years
Additional equity award grants, maximum percentage of shares outstanding								0.50%
Severance option, percentage of base salary								200.00%			250.00%
Vesting rights percentage								2.778%			50.00%
Liability for executive outplacement services or education program								35,000
Dividend yield								0.00%
Expected volatility, minimum								68.50%
Expected volatility, maximum								70.30%
Risk-free interest rate, minimum								0.72%
Risk-free interest rate, maximum								1.07%
Expected term								1,470,000		5.04	6.5
Fair value of shares issued													$ 1,470,000		$ 1,620,000
Shares issued pursuant to agreement with purchasers	70,834								178,029
Percentage of stock outstanding to be issued									10.00%